UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Growth Fund

8/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Aerospace – 2.1%
Lockheed Martin Corp.	440,670	$51,311,615

Alcoholic Beverages – 1.4%
Molson Coors Brewing Co.	694,470	$33,091,496

Apparel Manufacturers – 0.7%
Li & Fung Ltd.	1,712,000	$5,236,935
NIKE, Inc., “B”	136,359	8,264,719
Quiksilver, Inc. (a)	474,810	3,660,785

		$17,162,439

Biotechnology – 5.0%
Celgene Corp. (a)	171,970	$11,917,521
Genentech, Inc. (a)	287,130	28,354,088
Genzyme Corp. (a)	531,260	41,597,658
Gilead Sciences, Inc. (a)	723,830	38,131,364

		$120,000,631

Broadcasting – 0.7%
Grupo Televisa S.A., ADR	702,350	$16,280,473

Brokerage & Asset Managers – 3.0%
Charles Schwab Corp.	1,111,870	$26,673,761
Deutsche Boerse AG	93,042	8,846,547
Goldman Sachs Group, Inc.	92,920	15,236,092
Intercontinental Exchange, Inc. (a)	64,830	5,706,985
Invesco Ltd.	599,240	15,358,521

		$71,821,906

Business Services – 4.9%
Amdocs Ltd. (a)	215,900	$6,518,021
CoStar Group, Inc. (a)(l)	149,150	7,876,612
LPS Brasil—Consultoria de Imoveis S.A.	99,500	1,394,760
MasterCard, Inc., “A”	53,560	12,990,978
Satyam Computer Services Ltd., ADR (l)	623,450	13,877,997
Visa, Inc., “A”	394,610	29,950,899
Western Union Co.	1,687,080	46,597,150

		$119,206,417

Chemicals – 0.5%
Monsanto Co.	96,330	$11,005,703

Computer Software – 3.5%
Akamai Technologies, Inc. (a)	190,620	$4,365,198
Oracle Corp. (a)	1,391,440	30,514,279
VeriSign, Inc. (a)	1,530,646	48,934,753

		$83,814,230

Computer Software - Systems – 3.8%
Apple, Inc. (a)	371,890	$63,046,512
International Business Machines Corp.	228,760	27,846,955

		$90,893,467

Construction – 0.0%
Duratex S.A., IPS	65,300	$1,115,614

Consumer Goods & Services – 3.3%
Capella Education Co. (a)(l)	129,214	$6,423,228
Colgate-Palmolive Co.	91,600	6,964,348
DeVry, Inc.	129,800	6,695,084
ITT Educational Services, Inc. (a)	61,790	5,493,749
New Oriental Education & Technology Group, Inc., ADR (a)	297,363	22,034,598
Priceline.com, Inc. (a)(l)	86,250	8,019,525

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Strayer Education, Inc.	111,150	$23,323,716

		$78,954,248

Electrical Equipment – 2.2%
Danaher Corp.	645,980	$52,692,589

Electronics – 6.1%
ARM Holdings PLC	3,805,733	$7,730,612
First Solar, Inc. (a)	20,090	5,557,899
Flextronics International Ltd. (a)	1,034,440	9,227,205
Hittite Microwave Corp. (a)	482,286	17,068,102
Intel Corp.	1,896,950	43,383,247
Intersil Corp., “A”	863,420	20,229,931
Marvell Technology Group Ltd. (a)	825,740	11,651,191
National Semiconductor Corp.	500,280	10,721,000
Nintendo Co. Ltd.	37,800	17,870,870
SanDisk Corp. (a)	343,870	4,972,360

		$148,412,417

Energy - Independent – 2.5%
Apache Corp.	103,770	$11,869,213
Chesapeake Energy Corp.	101,430	4,909,212
EOG Resources, Inc.	83,910	8,761,882
Massey Energy Co.	54,000	3,561,840
SandRidge Energy, Inc. (a)	172,030	6,021,050
Ultra Petroleum Corp. (a)	164,090	11,182,734
XTO Energy, Inc.	268,400	13,530,044

		$59,835,975

Energy - Integrated – 1.4%
Hess Corp.	318,425	$33,342,282

Engineering - Construction – 1.7%
Fluor Corp.	382,870	$30,679,373
Quanta Services, Inc. (a)	315,500	10,077,070

		$40,756,443

Entertainment – 2.0%
DreamWorks Animation, Inc., “A” (a)	964,110	$30,735,827
TiVo, Inc. (a)(l)	2,124,900	17,976,654

		$48,712,481

Food & Beverages – 4.7%
Coca-Cola Co.	534,320	$27,822,042
General Mills, Inc.	195,420	12,932,896
Hain Celestial Group, Inc. (a)	324,710	8,439,213
Nestle S.A.	527,535	23,276,772
PepsiCo, Inc.	586,250	40,146,400

		$112,617,323

Food & Drug Stores – 1.6%
CVS Caremark Corp.	1,049,090	$38,396,694

Forest & Paper Products – 0.0%
Suzano Papel e Celulose S.A., IPS	75,200	$952,860

Gaming & Lodging – 0.8%
International Game Technology	597,650	$12,807,640
Las Vegas Sands Corp. (a)(l)	44,450	2,107,375
Royal Caribbean Cruises Ltd.	182,160	4,951,109

		$19,866,124

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.1%
Family Dollar Stores, Inc.	916,530	$22,839,928
Kohl’s Corp. (a)	74,140	3,645,464

		$26,485,392

Internet – 3.8%
Google, Inc., “A” (a)	160,900	$74,543,361
Omniture, Inc. (a)(l)	348,890	6,217,220
Tencent Holdings Ltd.	1,164,000	9,909,237

		$90,669,818

Leisure & Toys – 1.3%
Activision Blizzard, Inc. (a)	396,080	$12,999,346
Electronic Arts, Inc. (a)	385,940	18,837,731

		$31,837,077

Machinery & Tools – 1.7%
Bucyrus International, Inc.	342,350	$23,913,148
Flowserve Corp.	125,420	16,570,490

		$40,483,638

Major Banks – 0.7%
JPMorgan Chase & Co.	127,280	$4,899,007
State Street Corp.	71,540	4,841,112
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	10,070	1,203,969
UnionBanCal Corp.	91,620	6,750,562

		$17,694,650

Medical & Health Technology & Services – 3.5%
IDEXX Laboratories, Inc. (a)	732,100	$41,217,230
Medco Health Solutions, Inc. (a)	629,820	29,507,067
VCA Antech, Inc. (a)	469,380	14,428,741

		$85,153,038

Medical Equipment – 6.4%
Advanced Medical Optics, Inc. (a)(l)	667,798	$14,444,471
Baxter International, Inc.	435,470	29,507,447
Becton, Dickinson & Co.	137,700	12,032,226
C.R. Bard, Inc.	218,340	20,403,873
Conceptus, Inc. (a)(l)	1,346,540	22,756,526
NuVasive, Inc. (a)	44,190	2,106,095
St. Jude Medical, Inc. (a)	352,680	16,163,324
Stryker Corp.	454,210	30,518,370
Thoratec Corp. (a)	286,648	7,636,303

		$155,568,635

Metals & Mining – 0.5%
BHP Billiton Ltd., ADR (l)	72,450	$5,108,450
Century Aluminum Co. (a)	115,430	5,628,367
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	28,300	990,885

		$11,727,702

Network & Telecom – 5.8%
Cisco Systems, Inc. (a)	994,380	$23,914,839
High Tech Computer Corp., GDR	119,269	8,940,070
Juniper Networks, Inc. (a)	624,220	16,042,454
NICE Systems Ltd., ADR (a)	457,200	14,004,036
Nokia Corp., ADR	880,740	22,168,226
Research in Motion Ltd. (a)	462,225	56,206,560

		$141,276,185

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 6.0%
BJ Services Co.	249,360	$6,695,316
Exterran Holdings, Inc. (a)	39,227	1,793,066
Helix Energy Solutions Group, Inc. (a)	103,450	3,183,157
National Oilwell Varco, Inc. (a)	483,411	35,641,893
Noble Corp.	601,679	30,258,437
Schlumberger Ltd.	122,120	11,506,146
Smith International, Inc.	340,040	23,700,788
Weatherford International Ltd. (a)	833,560	32,158,745

		$144,937,548

Railroad & Shipping – 1.3%
Norfolk Southern Corp.	151,520	$11,141,266
Union Pacific Corp.	229,630	19,265,957

		$30,407,223

Special Products & Services – 0.1%
Heckmann Corp. (a)	283,020	$2,878,313

Specialty Chemicals – 0.8%
Airgas, Inc.	102,850	$6,092,834
Praxair, Inc.	158,840	14,270,186

		$20,363,020

Specialty Stores – 3.9%
Amazon.com, Inc. (a)	113,720	$9,189,713
Ctrip.com International Ltd., ADR	163,690	8,230,333
Dick’s Sporting Goods, Inc. (a)	254,040	5,814,976
Dufry South America Ltd., BDR	84,530	1,278,053
J. Crew Group, Inc. (a)	204,100	5,390,281
Lowe’s Cos., Inc.	1,119,770	27,591,133
Nordstrom, Inc.	214,790	6,679,969
O’Reilly Automotive, Inc. (a)	617,200	17,972,864
TJX Cos., Inc.	319,600	11,582,304

		$93,729,626

Telecommunications - Wireless – 2.3%
America Movil S.A.B. de C.V., “L”, ADR	578,420	$29,719,220
Rogers Communications, Inc., “B”	707,490	25,611,943

		$55,331,163

Telephone Services – 0.9%
American Tower Corp., “A” (a)	552,818	$22,847,968

Tobacco – 1.3%
Philip Morris International, Inc.	606,460	$32,566,900

Trucking – 1.9%
Heartland Express, Inc.	208,850	$3,450,200
J.B. Hunt Transport Services, Inc. (l)	667,280	24,322,355
Landstar System, Inc.	192,760	9,449,095
Werner Enterprises, Inc. (l)	431,290	9,837,725

		$47,059,375

Utilities - Electric Power – 1.0%
Allegheny Energy, Inc.	79,260	$3,592,855
FPL Group, Inc.	137,100	8,234,225
NRG Energy, Inc. (a)	336,580	12,668,870

		$24,495,950

Total Common Stocks		$2,325,756,648

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.0%
Potash Corporation of Saskatchewan Inc. – October 2008 @ $180	399	$410,970

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 2.6%
Citigroup Global Markets, Inc., Repurchase Agreement, 2.1%, dated 8/29/08, due 9/02/08, total to be received $63,135,006 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	63,120,278	$63,120,278

Money Market Funds (v) – 3.8%
MFS Institutional Money Market Portfolio, 2.7%, at Net Asset Value	90,508,848	$90,508,848

Total Investments		$2,479,796,744

Other Assets, Less Liabilities – (2.6)%		(61,975,263)

Net Assets – 100.0%		$2,417,821,481

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Growth Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,383,659,425	$96,137,319	$—	$2,479,796,744
Other Financial Instruments	$—	$—	$—	$—

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/07	$11,040	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	(184,816)	—
Change in unrealized appreciation	182,701	—
Net purchases (sales)	(8,925)	—
Transfers in and/or out of Level 3	—	—
Balance as of 8/31/08	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,282,484,477

Gross unrealized appreciation	$276,377,233
Gross unrealized depreciation	(79,064,966)

Net unrealized appreciation (depreciation)	$197,312,267

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Growth Fund

Supplemental Information (Unaudited) 8/31/08 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended August 31, 2008, is set forth below:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	125,779,685	625,267,683	(660,538,520)	90,508,848

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,514,842	$90,508,848

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.